UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

Oakseed Opportunity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 81.5%
	AGRICULTURAL CHEMICALS – 2.2%
20,000	Mosaic Co.	$860,400
28,000	Potash Corp. of Saskatchewan, Inc.	875,840
		1,736,240
	CABLE TV – 5.0%
36,000	Comcast Corp.	1,561,320
41,000	DIRECTV*	2,449,750
		4,011,070
	CELLULAR TELECOM – 2.0%
37,000	Rogers Communications, Inc.	1,591,370

	COMPUTERS – 3.4%
5,800	Apple, Inc.	2,765,150

	DIVERSIFIED OPERATION – 4.9%
145,000	Leucadia National Corp.2	3,949,800

	ENTERPRISE SOFTWARE/SERVICE – 3.6%
88,000	Oracle Corp.	2,918,960

	FIDUCIARY BANKS – 1.8%
47,000	Bank of New York Mellon Corp.	1,418,930

	FINANCE-INVESTMENT BANKER/BROKER – 1.4%
30,000	LPL Financial Holdings, Inc.	1,149,300

	INVESTMENT MANAGEMENT/ADVISORY SERVICES – 1.6%
25,500	Franklin Resources, Inc.	1,289,025

	MEDICAL-DRUGS – 7.8%
69,000	AbbVie, Inc.2	3,086,370
25,700	Anacor Pharmaceuticals, Inc.*	272,934
58,000	GlaxoSmithKline PLC - ADR	2,909,860
		6,269,164
	MEDICAL-GENERIC DRUGS – 5.0%
106,000	Teva Pharmaceutical Industries Ltd. - ADR	4,004,680

	MULTI-LINE INSURANCE – 5.9%
28,000	American International Group, Inc.	1,361,640
72,000	Loews Corp.2	3,365,280
		4,726,920
	NETWORKING PRODUCTS – 3.0%
102,000	Cisco Systems, Inc.	2,388,840

	OIL & GAS DRILLING – 4.7%
29,000	Diamond Offshore Drilling, Inc.	1,807,280
44,000	Transocean Ltd.	1,958,000
		3,765,280
	OIL COMP-INTEGRATED – 1.7%
38,500	Suncor Energy, Inc.	1,377,530

Oakseed Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (continued)
	OIL-FIELD SERVICES – 2.0%
33,000	Halliburton Co.	$1,588,950

	PHARMACY SERVICES – 5.3%
69,000	Express Scripts Holding Co.*,2	4,262,820

	REITS-WAREHOUSE/INDUSTRIES – 4.0%
363,000	Chambers Street Properties - REIT	3,187,140

	RETAIL-APPAREL/SHOES – 3.0%
33,000	Ross Stores, Inc.	2,402,400

	SEMICON COMPONENTS-INTEGRATED CIRCUITS – 2.7%
32,500	QUALCOMM, Inc.	2,189,200

	SUPER-REGIONAL BANKS-US – 2.3%
27,000	Capital One Financial Corp.	1,855,980

	TRANSPORT-SERVICES – 1.7%
31,000	Expeditors International of Washington, Inc.	1,365,860

	WEB PORTALS/ISP – 4.2%
103,000	Yahoo!, Inc.*	3,415,480

	WIRELESS EQUIPMENT – 2.3%
23,000	SBA Communications Corp.*	1,850,580

	TOTAL COMMON STOCKS (Cost $60,085,325)	65,480,669

	EXCHANGE-TRADED FUNDS – 3.5%
152,000	ProShares Short Russell2000 - ETF*	2,807,440

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,123,065)	2,807,440

	RIGHTS – 0.3%
	MEDICAL-BIOMEDICAL/GENERICS – 0.3%
30,000	Celgene Corp.*	240,600

	TOTAL RIGHTS (Cost $219,840)	240,600

Principal Amount
	SHORT-TERM INVESTMENTS – 13.8%
$11,098,580	UMB Money Market Fiduciary, 0.01%1	11,098,580

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,098,580)	11,098,580

	TOTAL INVESTMENTS – 99.1% (Cost $74,526,810)	79,627,289

Oakseed Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Principal Amount
	Other assets in excess of liabilities – 0.9%	762,698
	TOTAL NET ASSETS – 100.0%	$80,389,987

Number of Contracts		Value

	SECURITIES SOLD SHORT – (0.1)%
	WRITTEN OPTIONS CONTRACTS – (0.1)%
	PUT OPTIONS – (0.1)%
	ITT Educational Services, Inc.
(500)	Exercise Price: $13, Expiration Date: January 18, 2014*	(6,500)
	Strayer Education, Inc.
(405)	Exercise Price: $35, Expiration Date: January 18, 2014*	(74,925)
	The Walt Disney Company
(263)	Exercise Price: $58, Expiration Date: January 18, 2014*	(26,300)
		(107,725)
		(107,725)

	TOTAL SECURITIES SOLD SHORT (Cost $229,017)	(107,725)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
US – United States

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.
2	All or a portion of this security is segregated as collateral for written option contracts.

 See accompanying Notes to Schedule of Investments.

Oakseed Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Note 1 – Organization
Oakseed Opportunity Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation.  The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.  The Fund did not earn any income or incur any expenses during the period ended December 31, 2012.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

Oakseed Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2013 (Unaudited)

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At September 30, 2013, gross unrealized appreciation and (depreciation) on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$74,526,810

Gross unrealized appreciation	$5,837,375
Gross unrealized depreciation	(736,896)

Net unrealized appreciation on investments	$5,100,479

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Oakseed Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2013 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$65,480,669	$-	$-	$65,480,669
Exchange-Traded Fund	2,807,440	-	-	2,807,440
Rights	240,600			240,600
Short-Term Investments	11,098,580	-	-	11,098,580
Total Investments	$79,627,289	$-	$-	$79,627,289

Liabilities
Other Financial Instruments
Written Option Contracts	$(107,725)	$-	$-	$(107,725)
Total Liabilities	$(107,725)	$-	$-	$(107,725)

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	11/20/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	11/20/13

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/20/13